Shareholder Report, Line Graph (Details) - USD ($)	Jan. 16, 2019	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
C000208376
Account Value [Line Items]
Line Graph and Table Measure Name	Nicholas Partners Small Cap Growth Fund, Institutional Shares
Account Value	$ 100,000	$ 227,315	$ 170,694	$ 160,727	$ 233,586	$ 160,069	$ 110,700
Russell 3000 ™ Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 ™ Index (USD)
Account Value	$ 100,000	232,892	172,266	143,005	173,607	131,645	114,473
Russell 2000 Growth Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index (USD)
Account Value	$ 100,000	$ 163,061	$ 127,732	$ 116,553	$ 164,790	$ 123,656	$ 106,863